Investments	12 Months Ended
Mar. 31, 2022
Investments, All Other Investments [Abstract]
Investments
Note 4—Investments
Investment in Arbutus
In October 2017, pursuant to a subscription agreement entered into by RSL and Arbutus, RSL acquired 16,013,540 shares of common stock of Arbutus and 1,164,000 Arbutus Preferred Shares, which converted into 22,833,922 shares of Arbutus common stock in October 2021. The Company accounts for its investment in Arbutus as an equity method investment accounted for using the fair value option. Due to the Company’s significant influence over operating and financial policies, Arbutus is considered a related party of the Company. At March 31, 2022, RSL held approximately 26% of issued and outstanding shares of Arbutus.
At March 31, 2022 and 2021, the aggregate fair value of the Company’s investment in Arbutus was $115.8 million and $129.4 million, respectively, with the Company recognizing an unrealized loss on its investment in Arbutus of $13.6 million and an unrealized gain of $90.2 million in the accompanying consolidated statements of operations for the years ended March 31, 2022 and 2021. The fair value of the Company’s investment was determined using the closing price of Arbutus’s common stock on March 31, 2022 and 2021 of $2.98 and $3.33, respectively.
Investment in Sio
In February 2020, RSL’s ownership interest in Sio fell below 50.0%, and as a result, the Company deconsolidated Sio. The Company accounts for its investment in Sio as an equity method investment accounted for using the fair value option. Due to the Company’s significant influence over operating and financial policies, Sio is considered a related party of the Company. At March 31, 2022, RSL held approximately 25% of Sio’s issued and outstanding common shares.
At March 31, 2022 and 2021, the fair value of the Company’s investment in Sio was $12.4 million
and
$48.5 million, respectively, with the Company recognizing an unrealized loss on its investment in Sio of $36.1 million and an unrealized gain of $3.2 million in the accompanying consolidated statements of operations for the years ended March 31, 2022 and 2021, respectively. The fair value of common shares held by the Company was determined using the closing price of Sio’s common stock on March 31, 2022 and 2021 of $0.67 and $2.61, respectively.
Investment in Datavant
In April 2020, following an equity raise completed by Datavant Holdings, Inc. (“Datavant”) along with a restructuring of Datavant’s equity classes, it was determined that RSL no longer controlled Datavant. As such, the Company deconsolidated Datavant as of April 2020. Due to the Company’s significant influence over operating and financial policies, Datavant is considered a related party of the Company. Upon deconsolidation, the Company recorded its investment in Datavant based on the fair value of Datavant preferred shares held of $99.0 million. Prior to the Datavant Merger (defined below), the Company accounted for its investment in Datavant using the measurement alternative to fair value. Under the measurement alternative, the investment is remeasured upon observable price changes in orderly transactions or upon impairment, if any. The Company recognized a gain on deconsolidation of $86.5 million in the accompanying consolidated statements of operations for the year ended March 31, 2021. In July 2020, Datavant issued and sold additional preferred shares to RSL at a price consistent with that of the initial round of Datavant’s Series B equity raise, which resulted in an increase in the carrying value of the Company’s investment to $100.6 million.
In June 2021, Datavant and Heracles Parent, L.L.C. (referred to herein as “Ciox Parent” and, after the closing of the Datavant Merger (as defined below), “Datavant”), a provider of healthcare information services and technology solutions to hospitals, health systems, physician practices and authorized recipients of protected health records in the United States, primarily through its wholly owned subsidiary CIOX Health, LLC, entered into a definitive agreement to merge Datavant with and into a newly formed wholly owned subsidiary of Ciox Parent (the “Datavant Merger”). The merger closed on July 27, 2021. At closing, the Company received approximately $320 million in cash and a minority equity stake in Ciox Parent. As a result of the transaction, the Company recognized a gain on remeasurement of $443.8 million in the accompanying consolidated statements of operations for the year ended March 31, 2022. As of March 31, 2022, the Company’s minority equity interest represented approximately 17% of the outstanding Class A units in Ciox Parent. Ciox Parent’s capital structure includes several classes of preferred units that, among other features, have liquidation preferences and conversion features. Upon conversion of such preferred units into Class A units, the Company’s ownership interest would be diluted.
Following the completion of the Datavant Merger, the Company’s minority equity interest became subject to the equity method of accounting. At such time, the fair value option was elected to continuously remeasure the investment to fair value each reporting period with changes in fair value reflected in earnings. As of March 31, 2022 and July 27, 2021, the fair value of the Company’s investment was $193.9 million and $224.1 million, respectively, with the Company recognizing an unrealized loss on its investment of $30.2 million for the year ended March 31, 2022. The fair value of the Company’s investment was determined using valuation models that incorporate significant unobservable inputs and is classified as a Level 3 measurement within the fair value hierarchy. Refer to Note 14, “Fair Value Measurements” for more information.
Other Investment
The Company holds an additional equity investment that is measured using the fair value option. The fair value of this investment was $3.7 million and $11.1 million as of March 31, 2022 and 2021, respectively.